Share Repurchase Program - Additional Information (Detail) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Mar. 31, 2020	Aug. 31, 2019
Equity Class Of Treasury Stock [Line Items]
Purchase of treasury shares (in shares)	2,376,222	5,957,459		878,637
Common stock repurchased, average price per share	$ 11.61	$ 9.49		$ 9.75
Purchase of treasury shares	$ 27,697,000	$ 56,779,000	$ 2,558,000	$ 8,597,000
Common stock repurchased program, amount remained available for repurchases	34,885,000	34,885,000
Maximum
Equity Class Of Treasury Stock [Line Items]
Common stock repurchased program, authorized amount	$ 100,000,000	$ 100,000,000			$ 50,000,000	$ 25,000,000